Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2022
Supplementary Financial Statement Information [Abstract]
Schedule of non-controlling interest in material partially-owned subsidiaries
	December 31,
	2022	2021
Matrix IT and its subsidiaries	$155,886	$161,947
Sapiens and its subsidiaries	316,319	320,448
Magic Software and its subsidiaries	151,253	153,706
Other	1,291	2,726
	$625,049	$638,827

Schedule of financial income and expenses
	Year ended December 31,
	2022	2021	2020
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$1,081	$3,539	$3,738
Interest expenses on loans and borrowings	9,837	6,249	6,863
Financial costs related to Debentures	3,775	6,948	6,546
Interest expenses attributed to IFRS 16	4,822	4,873	5,367
Derivatives loss	1,193	-	-
Bank charges, negative foreign exchange differences and other financial expenses	6,508	8,385	6,930
	27,216	29,994	29,444
Financial income:
Income from marketable securities and embedded derivative	-	3,338	204
PPP loan forgiveness	1,465	-	-
Interest income from deposits, positive foreign exchange differences and other financial income	5,821	2,651	2,355
	7,286	5,989	2,559

Financial expenses, net	$19,930	$24,005	$26,885

Schedule of property and equipment located
	December 31,
	2022	2021

Israel	$45,994	$44,221
United States	3,563	3,144
Europe	1,834	2,820
Japan	153	211
Other	3,427	6,490

Total	$54,971	$56,886

Schedule of revenues classified by geographic area (based on the location of customers)
	Year ended December 31,
	2022	2021	2020
Israel	$1,571,035	$1,506,566	$1,203,109
International:
United States	680,325	591,794	501,785
Europe	262,303	255,680	189,152
Africa	26,692	18,012	11,702
Japan	11,333	12,890	14,282
Other (mainly Asia pacific)	20,669	19,434	13,888
Total	$2,572,357	$2,404,376	$1,933,918

Schedule of computation of basic and diluted net earnings per share
	Year ended December 31,
	2022	2021	2020

Numerator:
Basic earnings per share – net income attributable to equity holders of the Company	$81,393	$54,585	$46,776
Diluted earnings per share – net income attributable to equity holders of the Company	$80,794	$53,974	$45,969
Denominator:
Basic earnings per share – weighted average shares outstanding	15,296	15,290	15,286
Effect of dilutive securities	207	114	6

Diluted earnings per share – adjusted weighted average shares outstanding	15,503	15,404	15,292

Basic net earnings per share	5.31	3.57	3.05

Diluted net earnings per share	5.21	3.50	3.01